LEASE LIABILITES (Tables)	12 Months Ended
Dec. 31, 2023
Lease Liabilites
SCHEDULE OF OPERATING LEASE LIABILITIES

Total
Balance at December 31, 2021	$489,123
Interest expense	39,795
Lease payments	(150,275)
Balance at December 31, 2022	378,643
Interest expense	96,423
Additions	734,903
Lease payments	(423,410)
Foreign exchange	3,464
Balance at December 31, 2023	$790,023

Which consists of:

	December 31, 2023	December 31, 2022
Current lease liability	$362,001	$133,962
Non-current lease liability	428,022	244,681
Ending balance	$790,023	$378,643

SCHEDULE OF OPERATING MATURITY ANALYSIS

Maturity analysis	December 31, 2023	December 31, 2022
Less than one year	$429,948	$147,340
One to three years	355,879	209,078
Four to five years	141,519	83,850
Total undiscounted lease liabilities	927,346	440,268
Amount representing interest	(137,323)	(61,625)
	$790,023	$378,643